Subsequent Events (Details) - Norwegian Krone-denominated Bonds due from 2021 to 2023 $ in Millions, kr in Billions	Aug. 20, 2020 USD ($)	Aug. 20, 2020 NOK (kr)	Jun. 30, 2020 NOK (kr)	Dec. 31, 2019 NOK (kr)
Subsequent Event [Line Items]
Unsecured Debt			kr 2.1	kr 3.1
Subsequent Event [Member]
Subsequent Event [Line Items]
Unsecured Debt		kr 1.0
Fixed Rate Payable	5.74%	5.74%
United States of America, Dollars | Subsequent Event [Member]
Subsequent Event [Line Items]
Unsecured Debt | $	$ 112